COVER LETTER

February 26, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	MassMutual Premier Funds
(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(b) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 49 to the Trust’s Registration Statement under the Securities Act and Amendment No. 51 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”), marked to show changes from the Trust’s Post-Effective Amendment to its Registration Statement (“PEA No. 48”) filed on December 15, 2009.

This Amendment is being filed for the purpose of (i) responding to the Staff’s comments received on February 19, 2010 regarding PEA No. 48; and (ii) making certain other non-material changes. The Trust hereby represents that the Amendment does not contain disclosure that would render it ineligible to become effective under paragraph (b) of Rule 485.

We intend for this Amendment to become effective on March 1, 2010.

Please address any questions or comments to the undersigned at (413) 744-7218.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Vice President, Clerk and Chief Legal Officer, MassMutual Premier Funds

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company